Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components Comprising Deferred Tax Assets and Liabilities
The components comprising our deferred tax assets and liabilities are as follows:

	December 31,
(In thousands)	2017	2016
Deferred tax assets
Federal net operating loss carryforwards	$110,350	$201,978
State net operating loss carryforwards	45,096	38,715
Share-based compensation	14,226	26,344
Other	35,161	63,815
Gross deferred tax assets	204,833	330,852
Valuation allowance	(28,821)	(28,402)
Deferred tax assets, net of valuation allowance	176,012	302,450

Deferred tax liabilities
Difference between book and tax basis of property and intangible assets	219,090	337,654
State tax liability	33,777	31,443
Other	9,802	14,807
Gross deferred tax liabilities	262,669	383,904
Deferred tax liabilities, net	$86,657	$81,454

Summary of Provision (Benefit) for Income Taxes
A summary of the provision (benefit) for income taxes is as follows:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Current
Federal	$(10,367)	$—	$—
State	5,335	1,242	2,052
Total current taxes provision	(5,032)	1,242	2,052
Deferred
Federal	6,449	(192,472)	(9,493)
State	1,698	(8,703)	816
Total deferred taxes benefit	8,147	(201,175)	(8,677)
Provision (benefit) for income taxes from continuing operations	$3,115	$(199,933)	$(6,625)

Provision (benefit) for income taxes included on the consolidated statement of operations
Provision (benefit) for income taxes from continuing operations	$3,115	$(199,933)	$(6,625)
Provision (benefit) for income taxes from discontinued operations	14,855	146,379	(540)
Provision (benefit) for income taxes from continuing and discontinued operations	$17,970	$(53,554)	$(7,165)

Schedule of Effective Income Tax Rate Reconciliation
The following table provides a reconciliation between the federal statutory rate and the effective income tax rate, expressed as a percentage of income from continuing operations before income taxes:

	Year Ended December 31,
	2017	2016	2015
Tax at federal statutory rate	35.0%	35.0%	35.0%
Federal statutory rate change on deferred tax liability	(35.2)%	—%	—%
State income taxes, net of federal benefit	2.7%	(60.8)%	64.1%
Compensation-based credits	(1.0)%	(22.3)%	(55.5)%
Valuation allowance for deferred tax assets	—%	(2,548.1)%	179.9%
Company provided benefits	0.5%	15.2%	139.8%
Nondeductible expenses	0.5%	10.6%	17.3%
Tax exempt interest	(0.3)%	(7.1)%	(12.6)%
Accrued interest on uncertain tax benefits	0.1%	2.1%	(127.7)%
Uncertain tax benefits	—%	—%	(385.4)%
Other, net	(0.5)%	1.6%	(4.0)%
Effective tax rate	1.8%	(2,573.8)%	(149.1)%

Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Year Ended December 31,
(In thousands)	2017	2016	2015
Unrecognized tax benefit, beginning of year	$2,482	$2,482	$30,198
Additions:
Tax positions related to current year	—	—	—
Reductions:
Tax position related to prior years	—	—	(27,716)
Unrecognized tax benefits, end of year	$2,482	$2,482	$2,482